Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
OPERATING ACTIVITIES
Net income (loss)	$ 2,123	$ (6,769)
Changes in operating assets and liabilities:
Accounts payable and accrued liabilities	2,178	6,159
Customer deposits	6,407	0
Net cash provided by (used in) operating activities	10,708	(610)
FINANCING ACTIVITIES
Proceeds from advances from shareholder	0	83
Repayment of advances to shareholder	(19)	(128)
Cash acquired in reverse recapitalization	60,605	0
Proceeds from additional issuance of common shares	22,478	0
Net cash provided by (used in) financing activities	83,064	(45)
Cash flows from investing activities
Effect of foreign exchange rate changes on cash	(58)	11
Net change in cash	93,714	(644)
Cash, beginning of year	1,167	1,811
Cash, end of year	94,881	1,167
Supplemental Disclosure of Non-Cash Investing and Financing Activities:
Assumption of legal parent net liabilities in reverse recapitalization	5,414	0
Conversion of historical private placement cash received in advance to common stock	$ 62,522	$ 0